December 31, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	BlackRock Funds III (the “Trust”), File Nos. 33-54126 and 811-07332

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, this letter certifies that the prospectus for the Class R-1 Shares of the LifePath® Retirement Portfolio, LifePath 2020 Portfolio®, LifePath 2030 Portfolio®, LifePath 2040 Portfolio® and LifePath® 2050 Portfolio (the “LifePath Portfolios”) and the statement of additional information for the Class I, Class R, Class R-1 and Class S Shares of the LifePath Portfolios, each dated December 29, 2009, do not differ from those contained in Post-Effective Amendment No. 81 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on December 29, 2009, and is the Trust’s most recent amendment.

Please address all questions regarding this filing to the undersigned at (415) 597-2779.

Very truly yours,

/s/ Robert Zivnuska
Robert Zivnuska, Esq.